REVISION OF PRIOR PERIOD FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Golden Star Acquisition Corporation [Member]
Schedule of balance sheet

	As Previously Reported	Adjustment	As Revised
Current assets:
Cash held in trust account	$70,337,518	$(70,337,518)	$-
Total current assets	70,337,518	(70,337,518)	-
Noncurrent assets:
Cash held in trust account	-	70,337,518	70,337,518
Total noncurrent assets	-	70,337,518	70,337,518

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	2,028,810	(1,725,000)	303,810
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000

Balance Sheet as of June 30, 2023

	As Previously Reported	Adjustment	As Revised
Current assets:
Marketable securities held in Trust Account	$70,235,068	$(70,235,068)	$-
Total current assets	70,482,936	(70,235,068)	247,868
Noncurrent assets:
Marketable securities held in Trust Account	-	70,235,068	70,235,068
Total noncurrent assets	-	70,235,068	70,235,068

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	1,834,937	(1,725,000)	109,937
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000

Balance Sheet as of September 30, 2023

	As Previously Reported	Adjustment	As Revised
Current assets:
Marketable securities held in Trust Account	$71,086,492	$(71,086,492)	$-
Total current assets	71,182,926	(71,086,492)	96,434
Noncurrent assets:
Marketable securities held in Trust Account	-	71,086,492	71,086,492
Total noncurrent assets	-	71,086,492	71,086,492

Current liabilities:
Deferred underwriting commissions	$1,725,000	$(1,725,000)	$-
Total current liabilities	2,083,948	(1,725,000)	358,948
Noncurrent liabilities:
Deferred underwriting commissions	-	1,725,000	1,725,000
Total noncurrent liabilities	-	1,725,000	1,725,000